As filed with the SEC on December 2, 2004.



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-02273



                        TRANSAMERICA INCOME SHARES, INC.
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Date of fiscal year end: March 31

Date of reporting period: April 1, 2004 - September 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.



Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

                        Transamerica Income Shares, Inc.

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2004

                 (TRANSAMERICA INVESTMENT MANAGEMENT, LLC LOGO)

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                   PRINCIPAL    VALUE
-------------------------------------------------------
MORTGAGE-BACKED SECURITIES (1.7%)
 Countrywide Home Loans, Inc.
    5.50%, due 08/01/2006           $ 2,500    $  2,607
                                               --------
TOTAL MORTGAGED-BACKED
  SECURITIES (COST: $2,635)                       2,607
                                               --------
CORPORATE DEBT SECURITIES (91.5%)
Aerospace (1.8%)
 Boeing Company (The)                 2,000       2,655
Amusement & Recreation Services (1.4%)
 Speedway Motorsports, Inc.
    6.75%, due 06/01/2013             1,000       1,043
    6.75%, due 06/01/2013 - 144A      1,000       1,043
Automotive (2.9%)
 General Motors Corporation
    9.40%, due 07/15/2021             3,750       4,298
Beverages (2.3%)
 Cia Brasileira de Bebidas
    8.75%, due 09/15/2013             3,000       3,390
Business Services (1.9%)
 Clear Channel Communications, Inc.
    8.00%, due 11/01/2008             2,500       2,835
Commercial Banks (3.0%)
 HSBC Capital Funding LP - 144A(c)
    10.18%, due 12/31/2049            3,000       4,582

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                   PRINCIPAL    VALUE
-------------------------------------------------------
Communication (4.4%)
 Echostar DBS Corporation
    6.38%, due 10/01/2011           $ 1,000    $  1,013
 Liberty Media Corporation
    5.70%, due 05/15/2013             2,500       2,472
 Viacom Inc.
    7.75%, due 06/01/2005             3,000       3,107
Electric Services (4.3%)
 AES Gener S.A. - 144A
    7.50%, due 03/25/2014             3,000       3,015
 Duke Energy Corporation
    4.20%, due 10/01/2008             3,400       3,434
Food & Kindred Products (5.3%)
 ConAgra Foods, Inc.
    9.75%, due 03/01/2021             1,375       1,910
 Michael Foods, Inc.
    8.00%, due 11/15/2013               500         524
 Smithfield Foods Inc.
    7.00%, due 08/01/2011             1,000       1,045
 Tyson Foods, Inc.
    8.25%, due 10/01/2011             2,000       2,370
 Unilever Capital Corporation
    6.88%, due 11/01/2005             2,000       2,091
Food Stores (1.0%)
 Stater Bros. Holdings Inc. - 144A
    8.13%, due 06/15/2012             1,500       1,571
Furniture & Fixtures (0.7%)
 Lear Corporation
    7.96%, due 05/15/2005             1,000       1,031

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                   PRINCIPAL    VALUE
-------------------------------------------------------
Gas Production & Distribution (0.8%)
 Northwest Pipeline Corporation
    9.00%, due 08/01/2022           $ 1,087    $  1,139
Holding & Other Investment Offices (2.1%)
 EOP Operating Limited Partnership
    8.38%, due 03/15/2006             3,000       3,223
Hotels & Other Lodging Places (2.5%)
 Host Marriott, L.P.
    7.13%, due 11/01/2013             2,000       2,100
 Park Place Entertainment Corporation
    7.00%, due 04/15/2013             1,500       1,669
Industrial Machinery & Equipment (0.9%)
 Caterpillar, Inc.
    9.38%, due 03/15/2021             1,000       1,390
Instruments & Related Products (1.3%)
 RC Trust I
    3.50%, due 05/15/2006             3,700       1,953
Insurance (1.8%)
 ACE Capital Trust II
    9.70%, due 04/01/2030             2,000       2,750
Lumber & Wood Products (2.2%)
 Ainsworth Lumber Co., Ltd. - 144A(d)
    5.67%, due 10/01/2010             1,000       1,010
 Weyerhaeuser Company
    7.38%, due 03/15/2032             2,000       2,295
Metal Mining (3.8%)
 Barrick Gold Finance, Inc.
    7.50%, due 05/01/2007             2,000       2,199
 Falconbridge Limited
    7.35%, due 11/01/2006             3,200       3,450

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                   PRINCIPAL    VALUE
-------------------------------------------------------
Motion Pictures (3.7%)
 Time Warner Inc.
    9.13%, due 01/15/2013           $ 4,500    $  5,634
Oil & Gas Extraction (12.6%)
 Chesapeake Energy Corporation
    6.88%, due 01/15/2016             2,500       2,613
 Comstock Resources, Inc.
    6.88%, due 03/01/2012             2,000       2,050
 Enterprise Products Operating L.P.
    5.60%, due 10/15/2014             1,000       1,008
 Evergreen Resources, Inc.
    5.88%, due 03/15/2012             3,000       3,090
 Gaz Capital SA (Gazprom)
    8.90%, due 08/15/2028             1,370       1,586
 Kerr-McGee Corporation
    6.95%, due 07/01/2024             2,000       2,131
 Occidental Petroleum Corporation
    10.13%, due 09/15/2009              500         628
 Pemex Finance Ltd.
    9.03%, due 02/15/2011             4,900       5,720
Paper & Allied Products (3.8%)
 International Paper Company
    5.50%, due 01/15/2014             3,750       3,840
 Westvaco Corporation
    7.95%, due 02/15/2031             1,600       1,897
Personal Credit Institutions (5.9%)
 Capital One Bank
    6.88%, due 02/01/2006             4,000       4,206
 ERAC USA Finance Company - 144A
    8.25%, due 05/01/2005             4,500       4,639

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                   PRINCIPAL    VALUE
-------------------------------------------------------
Petroleum Refining (1.2%)
 Amerada Hess Corporation
    7.13%, due 03/15/2033           $ 1,750    $  1,879
Primary Metal Industries (3.3%)
 Noranda Inc.
    6.00%, due 10/15/2015             1,500       1,600
 Phelps Dodge Corporation
    8.75%, due 06/01/2011             2,725       3,318
Printing & Publishing (3.4%)
 News America Holdings Incorporated
    9.25%, due 02/01/2013             3,985       5,120
Railroads (0.7%)
 Burlington Northern Santa Fe Corporation
    9.25%, due 10/01/2006             1,000       1,102
Security & Commodity Brokers (1.0%)
 E*TRADE Financial Corporation - 144A(a)
    8.00%, due 06/15/2011             1,500       1,560
Stone, Clay & Glass Products (2.6%)
 Cemex, SA de CV
    9.63%, due 10/01/2009             3,250       3,933
Telecommunications (5.1%)
 Cincinnati Bell Inc. (a)
    8.38%, due 01/15/2014             1,000         913
 Millicom International Cellular - 144A
    10.00%, due 12/01/2013            1,000       1,005
 Sprint Capital Corporation
    7.90%, due 03/15/2005             3,000       3,073
    7.13%, due 01/30/2006             2,500       2,636

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                   PRINCIPAL    VALUE
-------------------------------------------------------
Transportation & Public Utilities (2.3%)
 Magellan Midstream Partners, L.P.
    6.45%, due 06/01/2014           $ 3,300    $  3,468
Transportation Equipment (0.7%)
 Bombardier Recreational Products - 144A(a)
    8.38%, due 12/15/2013             1,000       1,053
Wholesale Trade Nondurable Goods (0.8%)
 Domino's, Inc.
    8.25%, due 07/01/2011             1,094       1,184
                                               --------
TOTAL CORPORATE DEBT SECURITIES
    (COST: $132,224)                            137,493
                                               --------
                                    SHARES      VALUE
-------------------------------------------------------
PREFERRED STOCKS (3.2%)
Telecommunications (3.2%)
 Centaur Funding Corp. - 144A         3,750    $  4,843
                                               --------
TOTAL PREFERRED STOCKS
    (COST: $3,786)                                4,843
                                               --------
                                   PRINCIPAL    VALUE
-------------------------------------------------------
SECURITY LENDING COLLATERAL (4.3%)
DEBT (4.0%)
Euro Dollar Terms (2.6%)
 Bank of Montreal
    1.76%, due 10/25/2004           $ 1,947    $  1,947
 Calyon
    1.61%, due 10/22/2004             2,000       2,000

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                   PRINCIPAL    VALUE
-------------------------------------------------------
Repurchase Agreements (1.4%)(b)
 Goldman Sachs Group Inc. (The)
    1.91% Repurchase Agreement
      dated 09/30/2004 to be
      repurchased at $100 on
      10/01/2004                    $   100    $    100
    1.94% Repurchase Agreement
      dated 09/30/2004 to be
      repurchased at $2,000 on
      10/18/2004                      2,000       2,000
                                    SHARES      VALUE
-------------------------------------------------------
INVESTMENT COMPANIES (0.3%)
Money Market Funds (0.3%)
 Merrimac Cash Series
  Fund-Premium Class
    1-day yield of 1.47%            400,000    $    400
                                               --------
TOTAL SECURITY LENDING
  COLLATERAL
    (COST: $6,447)                                6,447
                                               --------
TOTAL INVESTMENT SECURITIES
    (COST: $142,457)                           $151,390
                                               ========
SUMMARY:
  INVESTMENTS, AT VALUE             100.7 %    $151,390
  LIABILITIES IN EXCESS OF OTHER
    ASSETS                           (0.7)%      (1,051)
                                   --------    --------
  NET ASSETS                        100.0 %    $150,339
                                   --------    --------
                                   --------    --------

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At September 30, 2004, all or a portion of this security is on loan (see
    Note 1). The value at September 30, 2004, of all securities on loan is $ 6,302.

(b) Cash collateral for the Repurchase Agreements, valued at $2,142, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 4.75%-7.75% and 05/15/2009-12/15/2032, respectively.

(c) HSBC Capital Funding LP - 144A is a variable rate note and has a coupon rate of 10.18% until 06/30/2030, thereafter, the coupon rate will become the 3-month USD LIBOR plus 498 BP.

(d) Ainsworth Lumber Co., Ltd - 144A is a variable rate note and has a coupon rate of 5.67%. The coupon rate changes quarterly based on LIBOR plus 375 BP.

DEFINITIONS:

144A    Securities are registered pursuant to Rule
        144A of the Securities Act of 1933. These
        securities may be resold as transactions
        exempt from registration, normally to
        qualified institutional buyers. At September
        30, 2004, these securities aggregated
        $24,321 or 16.18% of the net assets of the
        Fund.
LIBOR   London Interbank Offer Rate

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.
GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS
(UNAUDITED)
---------------------------------------------------------

                                      LOGO

    A1 Upper medium grade obligations. Superior ability for repayments of senior short-term debt obligations.
    A2  Upper medium grade obligations. Strong
        ability for repayments of senior short-term debt obligations.
    A3 Upper medium grade obligations. Acceptable ability for repayments of senior short-term debt obligations.
  Baa1 Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.
  Baa2 Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Baa3 Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.
   Ba1 Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.
   Ba2 Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.
   Ba3 More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.
    B1 Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.
    B2  More vulnerable to adverse business,
        financial and economic conditions but
        currently has the capacity to meet
        financial commitments.
    B3  Assurance of interest and principal
        payments or of maintenance of other terms of the contract over any long period of time may be small.

TRANSAMERICA INCOME SHARES, INC.
UNDERSTANDING YOUR FUNDS EXPENSES
(UNAUDITED)
---------------------------------------------------------

SHAREHOLDER EXPENSES
The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactions costs.

                                  BEGINNING                                 EXPENSES PAID
                                   ACCOUNT    ENDING ACCOUNT                DURING PERIOD*
                                    VALUE         VALUE        ANNUALIZED    (APRIL 1, TO
                                  (APRIL 1,   (SEPTEMBER 30,    EXPENSE     SEPTEMBER 30,
TRANSAMERICA INCOME SHARES, INC.    2004)         2004)          RATIO          2004)
--------------------------------  ---------   --------------   ----------   --------------
Actual                            $1,000.00     $  942.60          0.68%        $3.30
Hypothetical (5% return per year
 before expenses)                  1,000.00      1,021.60          0.68          3.40

* Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

The Fund's performance of calculation is based on the market price of the Fund's shares and includes the reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2004
(ALL AMOUNTS EXCEPT PER SHARE AMOUNT IN THOUSANDS)
(UNAUDITED)

ASSETS:
  Investment securities, at value (cost
    $142,457) (including $6,302
    securities loaned)                     $ 151,390
  Cash                                         3,178
  Receivables:
    Investment securities sold                 1,721
    Interest                                   2,471
  Other                                           13
                                           ---------
                                             158,773
                                           ---------
LIABILITIES:
  Investment securities purchased              1,007
  Accounts payable and accrued
    liabilities:
    Management and advisory fees                  62
    Administration fees                           13
    Income dividends declared                    821
  Payable for collateral for securities
    on loan                                    6,447
  Other                                           84
                                           ---------
                                               8,434
                                           ---------
NET ASSETS applicable to 6,319 capital
  shares outstanding, $1.00 par value
  (authorized 20,000 shares)               $ 150,339
                                           =========
NET ASSET VALUE PER SHARE                  $   23.79
                                           =========
NET ASSETS CONSIST OF:
  Paid-in capital                          $ 142,200
  Accumulated distributions in excess of
    net investment income                       (950)
  Accumulated net realized gain (loss)
    from investment securities                   156
  Net unrealized appreciation
    (depreciation) on investment
    securities                                 8,933
                                           ---------
NET ASSETS                                 $ 150,339
                                           =========

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2004
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

INVESTMENT INCOME:
  Interest                                  $  4,667
  Dividends                                      216
  Income from loaned securities -- net             4
                                            --------
                                            $  4,887
                                            --------
EXPENSES:
  Management and advisory fees                   372
  Transfer agent fees                             35
  Printing and shareholder reports                22
  Custody fees                                     6
  Administration fees                             11
  Directors fees                                  26
  Legal fees                                      11
  Auditing and accounting fees                    17
  Other                                            7
                                            --------
                                                 507
                                            --------
NET INVESTMENT INCOME (LOSS)                   4,380
                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Realized gain (loss) from investment
    securities                                   361
  Increase (decrease) in unrealized
    appreciation (depreciation) on
    investment securities                     (3,289)
                                            --------
NET GAIN (LOSS) ON INVESTMENT SECURITIES:     (2,928)
                                            --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $  1,452
                                            ========

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD AND YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                            SEPTEMBER 30,   MARCH 31,
                                2004          2004
                            -------------   ---------
                             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS FROM:
Operations:
  Net investment income
    (loss)                    $   4,380     $   8,997
  Net realized gain (loss)
    from investment
    securities                      361         7,663
  Net unrealized
    appreciation
    (depreciation) on
    investment securities        (3,289)        2,496
                              ---------     ---------
                                  1,452        19,156
                              ---------     ---------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income                       (4,929)      (10,489)
  From net realized gains            --            --
                              ---------     ---------
                                 (4,929)      (10,489)
                              ---------     ---------
Net increase (decrease) in
  net assets                     (3,477)        8,667
                              ---------     ---------
NET ASSETS:
  Beginning of year             153,816       145,149
                              ---------     ---------
  End of year                 $ 150,339     $ 153,816
                              =========     =========
ACCUMULATED (DISTRIBUTIONS
  IN EXCESS OF) NET
  INVESTMENT INCOME           $    (950)    $    (401)
                              =========     =========

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                        FOR PERIOD
                           ENDED                       YEAR ENDED MARCH 31,
                       SEPTEMBER 30,   ----------------------------------------------------
                           2004          2004       2003       2002       2001       2000
                       -------------   --------   --------   --------   --------   --------
                        (UNAUDITED)
NET ASSET VALUE
Beginning of period      $  24.34      $  22.97   $  23.18   $  24.18   $  23.54   $  25.01
INVESTMENT OPERATIONS
Net investment income
 (loss)                      0.69          1.42       1.62       1.73       1.88       1.93
Net realized and
 unrealized gain
 (loss)                     (0.46)         1.61       0.06      (0.39)      0.65      (1.48)
                         --------      --------   --------   --------   --------   --------
Total from investment
 operations                  0.23          3.03       1.68       1.34       2.53       0.45
                         --------      --------   --------   --------   --------   --------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income                     (0.78)        (1.66)     (1.80)     (1.80)     (1.89)     (1.91)
From net realized
 gains                         --            --      (0.09)     (0.54)        --      (0.01)
                         --------      --------   --------   --------   --------   --------
Total distributions         (0.78)        (1.66)     (1.89)     (2.34)     (1.89)     (1.92)
                         --------      --------   --------   --------   --------   --------
NET ASSET VALUE
End of period            $  23.79      $  24.34   $  22.97   $  23.18   $  24.18   $  23.54
                         ========      ========   ========   ========   ========   ========
MARKET VALUE PER
 SHARE
End of period            $ 22.420      $ 24.620   $ 24.120   $ 25.700   $ 24.900   $ 21.563
                         ========      ========   ========   ========   ========   ========
TOTAL RETURN (a)            (5.74)%        9.40%      1.27%     12.86%     25.03%     (7.01)%
RATIOS AND
 SUPPLEMENTAL DATA:
Expenses to average
 net assets                  0.68%(b)      0.69%      0.73%      0.65%      0.64%      0.64%
Net investment income        5.90%(b)      5.97%      7.25%      7.19%      8.04%      8.02%
Portfolio turnover             29%(c)        90%        76%        54%       122%        64%
Net assets, end of
 period
 (in thousands)          $150,339      $153,816   $145,149   $146,487   $152,766   $148,772
                         ========      ========   ========   ========   ========   ========

The number of shares outstanding at the end of each period was 6,318,771.
(a) Based on the market price of the Fund's shares and including the reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.
(b) Annualized
(c) Not Annualized

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2004
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Income Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund's investment objective is to seek as high a level of current income consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

SECURITIES VALUATIONS: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ INMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2004
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Directors, and the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

CASH: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at September 30, 2004, was paying an interest rate of 1.30%.

REPURCHASE AGREEMENTS: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2004
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

SECURITIES LENDING: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as lending agent to administer its securities lending program. IBT earned $2 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the value of the securities at the inception of the loan and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2004
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

DIVIDEND DISTRIBUTIONS: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. See "Automatic Reinvestment Plan" on page 25 for opportunity to reinvest distributions in shares of the Fund's common stock.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2004
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

NOTE 2.  RELATED PARTY TRANSACTIONS
AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. Mellon Investor Services ("Mellon") is the Fund's transfer agent. ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA Holding Company (22%) ("AUSA"). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of ATFA, ATFS, and WRL. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Investment Management, LLC ("Transamerica") is both an affiliate of the Fund and a sub-adviser to the Fund.

INVESTMENT ADVISORY FEES: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

  0.50% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limit:

  1.50% of the first $30 million of ANA

  1.00% of ANA over $30 million

There were no fees waived during the year ended September 30, 2004. As of September 30, 2004, an affiliate of

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2004
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

Transamerica held 7.6% of the outstanding shares of the Fund.

Officers and certain directors of ATFA or its affiliates are also officers and directors of the Fund; however, they receive no compensation from the Fund.

ADMINISTRATIVE SERVICES: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. For the period from October 1, 2003 to December 31, 2003 the Fund was charged for administrative services at cost. For the period from January 1, 2004 to September 30, 2004 the Fund was charged 0.015 percent of average net assets for administrative service or $11.

NOTE 3.  SECURITY TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended September 30, 2004, were as follows:

Purchases of securities:
  Long-Term excluding U.S.
     Government......................  $ 41,813
  U.S. Government....................         0
Proceeds from maturities and sales of
  securities:
  Long-Term excluding U.S.
     Government......................    43,924
  U.S. Government....................         0

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2004
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

NOTE 4.  FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of September 30, 2004, are as follows:

Federal Tax Cost Basis..............  $ 142,457
                                      =========
Unrealized Appreciation.............      9,625
Unrealized (Depreciation)...........       (692)
                                      ---------
Net Unrealized Appreciation
  (Depreciation)....................  $   8,933
                                      =========

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

     CAPITAL LOSS
     CARRYFORWARD         AVAILABLE THROUGH
     ------------         -----------------
         $205               March 31, 2011

AUTOMATIC REINVESTMENT PLAN
(UNAUDITED)

Holders of 50 shares or more of the Fund's common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the "Plan"). Under the Plan, Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund's common stock by making purchases in the open market. Plan participants may also deposit cash in amounts (not in thousands) between $25 and $2,500 with Mellon for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant's account credited with, full and fractional shares.

The price at which Mellon is deemed to have acquired shares for a participant's account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the "Optional Cash Only" feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares (not in thousands) or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions (not in thousands) between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the "Optional Cash Only" feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Mellon charges a service fee (not in thousands) of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Mellon:

Mellon Investor Services
Shareholder Investment Services
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
(800) 288-9541

                        TRANSAMERICA INCOME SHARES INC.

                    RESULTS OF SHAREHOLDER PROXY (UNAUDITED)
Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

At a special meeting of shareholders held on JULY 22, 2004, the results of Proposal 1 to re-elect the current Directors to the Board of Directors were as follows:

                                          ABSTENTIONS/
                                             BROKER
                        FOR     AGAINST    NON-VOTES
                       ------   -------   ------------
Peter R. Brown         98.568%   1.432%      0.000%
Daniel Calabria        98.716%   1.284%      0.000%
Janice B. Case         98.770%   1.230%      0.000%
Charles C. Harris      98.668%   1.332%      0.000%
Leo J. Hill            98.772%   1.228%      0.000%
Brian C. Scott         98.751%   1.249%      0.000%
Russell A. Kimball,
  Jr.                  98.782%   1.218%      0.000%
Thomas P. O'Neill      98.768%   1.232%      0.000%
William W. Short, Jr.  98.749%   1.251%      0.000%

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures is available upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (SEC) website (www.sec.gov).

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX was made on or before August 31, 2004, for the 12-month period ending June 30, 2004. Once filed, Form N-PX will be available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC's website at www.sec.gov.

---------------------------------------------------------

INVESTMENT ADVISER
AEGON/Transamerica Fund Advisers, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716-1202

SUB-ADVISER
Transamerica Investment Management, LLC
1150 S. Olive Street, 27th Floor
Los Angeles, CA 90015

TRANSFER AGENT
Mellon Investor Services
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
1-800-288-9541

For hearing and speech impaired (TDD)
1-800-231-5469

www.mellon-investor.com

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
1-617-937-6700

LISTED
New York Stock Exchange
Symbol: TAI
NASDAQ SYMBOL: XTAIX
---------------------------------------------------------

Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

Item 2: Code of Ethics.

Not applicable for semi-annual reports.


Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.


Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.


Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.


Item 6: Schedule of Investments.

The schedule of investments is included in the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.


Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

TRANSAMERICA INCOME SHARES, INC. (THE "FUND")

PROXY VOTING POLICIES AND PROCEDURES

I.      STATEMENT OF PRINCIPLE

The Funds seek to assure that proxies received by the Funds are voted in the best interests of the Funds' stockholders and have accordingly adopted these procedures.

II.     DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

Each Fund delegates the authority to vote proxies related to portfolio securities to AEGON/Transamerica Fund Advisers, Inc. (the "Adviser"), as investment adviser to each Fund, which in turn delegates proxy voting authority for most portfolios of the Fund to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees/Directors/Managers of each Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

III.    PROXY COMMITTEE

The Board of Trustees/Directors/Managers of each Fund has appointed a committee of the Board (the "Proxy Committee") for the purpose of providing the Fund's consent to vote in matters where the Adviser or Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the Adviser's and each Sub-Adviser's proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV.     ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Directors/Trustees/Managers of each Fund or the Proxy Committee of each Fund will review on an annual basis the proxy voting policies of the Adviser and Sub-Advisers applicable to the Fund.

Attachments

Adopted effective June 10, 2003.

AEGON/TRANSAMERICA FUND ADVISERS, INC. ("ATFA")
PROXY VOTING POLICIES AND PROCEDURES ("ATFA PROXY POLICY")

I.       PURPOSE

The ATFA Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and ATFA's fiduciary and other duties to its clients. The purpose of the ATFA Proxy Policy is to ensure that where ATFA exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to ATFA clients exercise voting authority with respect to ATFA client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the ATFA client.

II.      ATFA'S ADVISORY ACTIVITIES

ATFA acts as investment adviser to Transamerica IDEX Mutual Funds, Transamerica Income Shares, Inc. and AEGON/Transamerica Series Fund, Inc. (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, ATFA has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between ATFA and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors of the client Fund (the "Board"). ATFA serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

III.     SUMMARY OF THE ATFA PROXY POLICY

ATFA delegates the responsibility to exercise voting authority with respect to securities held in the Funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). ATFA will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that ATFA is called upon to exercise voting authority with respect to client securities, ATFA generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if ATFA believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, ATFA will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

IV.      DELEGATION OF PROXY VOTING AUTHORITY TO SUB-ADVISERS

ATFA delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

V.       ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY
         POLICIES

         APPOINTMENT OF PROXY ADMINISTRATOR

         ATFA will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

         INITIAL REVIEW

         On or before July 1, 2003, the Proxy Administrator will collect from each Sub-Adviser:

                  its Sub-Adviser Proxy Policy;

                  a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

                  a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

         The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to ATFA making a recommendation to the Board. In conducting its review, ATFA recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

                  whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

                  whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

                  whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

         The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

         ATFA will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator's review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

         ATFA will follow the same procedure in connection with the engagement of any new Sub-Adviser.

         SUBSEQUENT REVIEW

         ATFA will request that each Sub-Adviser provide ATFA with prompt notice of any material change in its Sub-Adviser Proxy Policy. ATFA will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, ATFA will request that each Sub-Adviser provide ATFA with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by ATFA and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

         RECORD OF PROXY VOTES EXERCISED BY SUB-ADVISER

         The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

VI.      ATFA EXERCISE OF PROXY VOTING AUTHORITY

         USE OF INDEPENDENT THIRD PARTY

         If ATFA is called upon to exercise voting authority on behalf of a Fund client, ATFA will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that ATFA agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

         CONFLICT WITH VIEW OF INDEPENDENT THIRD PARTY

         If, in its review of the Independent Third Party recommendation, ATFA believes that the recommendation is not in the best interests of the Fund client, ATFA will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between ATFA or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to ATFA's proposed vote.

         ASSET ALLOCATION PORTFOLIOS

         For any asset allocation portfolio managed by ATFA and operated, in whole or in part, as a "fund of funds", ATFA will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, ATFA will seek Board (or Committee) consent with respect to ATFA's proposed vote in accordance with the provisions of Section VI.B.

VII.     CONFLICTS OF INTEREST BETWEEN ATFA OR ITS AFFILIATES AND THE FUNDS

The ATFA Proxy Voting Policy addresses material conflicts that may arise between ATFA or its affiliates and the Funds by, in every case where ATFA exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

VIII.    RECORDKEEPING

         RECORDS GENERALLY MAINTAINED

         In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause ATFA to maintain the following records:

                  the ATFA Proxy Voting Policy; and

                  records of Fund client requests for ATFA proxy voting information.

         RECORDS FOR ATFA EXERCISE OF PROXY VOTING AUTHORITY

         In accordance with Rule 204-2(c)(2) under the Advisers Act, if ATFA exercises proxy voting authority pursuant to Section VI above, ATFA, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

                  proxy statements received regarding matters it has voted on behalf of Fund clients;

                  records of votes cast by ATFA; and

                  copies of any documents created by ATFA that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

         If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

         RECORDS PERTAINING TO SUB-ADVISER PROXY POLICIES

         The Proxy Administrator will cause ATFA and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

                  each Sub-Adviser Proxy Policy; and

                  the materials delineated in Article V above.

         If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

         TIME PERIODS FOR RECORD RETENTION

         All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of ATFA.

IX.      PROVISION OF ATFA PROXY POLICY TO FUND CLIENTS

         The Proxy Administrator will provide each Fund's Board (or a Board Committee) a copy of the ATFA Proxy Policy at least once each calendar year.

Item 8: Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors: currently the registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board's composition.


Item 10: Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.


Item 11: Exhibits.

(a)  (1) Not Applicable

     (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             Transamerica Income Shares, Inc.
                             --------------------------------
                             (Registrant)


                             By: /s/ Brian C. Scott
                                 ------------------
                                 Director, President and Chief Executive Officer
                                 Date: December 1, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By:     /s/ Brian C. Scott
                ------------------
                Director, President and Chief Executive Officer
                Date: December 1, 2004

        By:     /s/ Kim D. Day
                --------------
                Senior Vice President, Treasurer and Chief Financial Officer
                Date: December 1, 2004

                                  EXHIBIT INDEX

Exhibit No.                      Description of Exhibit
-----------                      ----------------------
11(a)(2)        Section 302 N-CSR Certification of Principal Executive Officer
11(a)(2)        Section 302 N-CSR Certification of Principal Financial Officer
11(b)           Section 906 N-CSR Certification of Principal Executive Officer &
                Principal Financial Officer












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